Supplemental Cash Flow Disclosures Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The summary of supplemental cash flow disclosures as of and for the years ending December 31 is as follows (in millions):

	2015	2014	2013
Supplemental cash flow information:
Interest paid, net of amounts capitalized	$154	$144	$109
Income taxes received, net	$629	$149	$36

Supplemental disclosure of non-cash investing transactions:
Accounts payable related to utility plant additions	$249	$128	$117